Share Capital (Schedule Of Authorized Share Capital) (Details) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Share Capital [Abstract]
Ordinary Shares, shares authorized	810,000,000	810,000,000
Executive Shares, shares authorized	1,000	1,000
"B" Executive Shares, shares authorized	25,000	25,000
Ordinary Shares, par value	€ 0.05	€ 0.05
Executive Shares, par value	€ 1.25	€ 1.25
"B" Executive Share, par value	€ 0.05	€ 0.05